Commitments and Contingent Liabilities (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
Commitments and Contingent Liabilities [Line Items]
Non-bearing grants	$ 67	$ 100	₪ 248	₪ 360
Support grante percentage	100.00%
Royalty expenses	$ 266	$ 31
Contingent obligation (in New Shekels) | ₪			₪ 1,283
Vision’s benefit obligation	1,716
Cash deposits	370
Profit and loss net benefit	$ 191
Maximum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage	1.30%
Minimum [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty percentage	3.00%
Support Grants [Member]
Commitments and Contingent Liabilities [Line Items]
Non-bearing grants	$ 2,373
Non-bearing grants	$ 1,119